RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Assets And Liabilities Measured And Disclosed At Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Assets measured at fair value:
Cash and cash equivalents	$ 1,907	$ 1,955	$ 3,135	$ 1,236	$ 1,423	$ 1,141
Restricted cash	479		463
Property, plant and equipment	76,351		73,475
Liabilities measured at fair value:
Contingent consideration	(88)		(61)
Liabilities for which fair value is disclosed:
Total	40,016		41,979
Financial assets at amortised cost, category | Debt securities
Liabilities for which fair value is disclosed:
Financial assets, at amortized cost	296		566
Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	(4,556)		(3,801)
Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	(33,470)		(30,662)
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	401		170
Liabilities measured at fair value:
Financial instrument liabilities	(888)		(1,025)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	97		71
Liabilities measured at fair value:
Financial instrument liabilities	(166)		(109)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	285		393
Liabilities measured at fair value:
Financial instrument liabilities	(171)		(109)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	29		189
Liabilities measured at fair value:
Financial instrument liabilities	(525)		(58)
Tax equity
Assets measured at fair value:
Financial instrument assets	159		94
Liabilities measured at fair value:
Financial instrument liabilities	(1,909)		(2,125)
Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	2,081		$ 1,939
Level 1
Assets measured at fair value:
Cash and cash equivalents	1,907
Restricted cash	479
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Total	(2,979)
Level 1 | Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	(3,521)
Level 1 | Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	(1,844)
Level 1 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Total	(33,104)
Level 2 | Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	(1,035)
Level 2 | Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	(31,626)
Level 2 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(34)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	97
Liabilities measured at fair value:
Financial instrument liabilities	(166)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	285
Liabilities measured at fair value:
Financial instrument liabilities	(171)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	29
Liabilities measured at fair value:
Financial instrument liabilities	(525)
Level 2 | Tax equity
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2 | Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	42
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	76,351
Liabilities measured at fair value:
Contingent consideration	(88)
Liabilities for which fair value is disclosed:
Total	76,099
Level 3 | Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	0
Level 3 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	401
Liabilities measured at fair value:
Financial instrument liabilities	(854)
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Assets measured at fair value:
Financial instrument assets	159
Liabilities measured at fair value:
Financial instrument liabilities	(1,909)
Level 3 | Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	$ 2,039